CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized holding gains (losses) on securities, net of tax expense (benefit)	$ 685	$ 4,742	$ (8,507)
Reclassification adjustment for realized gains included in net income	47	(185)	2,102
Reclassification adjustment for realized gains included in net income	$ 206	$ 251	$ 319